INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income (loss) Before Income Taxes and Earning (Loss) in Equity Method Investment

Income (loss) before income taxes and earning (loss) in equity method investment:

	For the years ended December 31,
	2009	2010	2011

PRC	24,857	33,266	29,876
Other countries	(1,329)	(1,036)	(6,573)

Total	23,258	32,230	23,303

Income Tax Expenses

Income tax expenses are as follows:

	For the years ended December 31,
	2009	2010	2011

Income taxes expenses:
Current:
PRC	3,267	3,263	2,256
Other countries	266	509	73

Deferred:
PRC	(1,292)	(1,057)	(923)
Other countries	(152)	(197)	(331)

Total	2,089	2,518	1,075

Analysis Of Deffered Tax Balances for Financial Reporting Purposes

The following is the analysis of the deferred tax balances for financial reporting purposes:

	As of December 31,
	2010	2011

Current deferred tax assets:
Allowance for doubtful accounts	227	304
Accrued compensation expenses	2,214	2,873
Net operating loss carry forwards	—	—

Total current deferred tax assets	2,441	3,177

Non-current deferred tax assets:
Net operating loss carry forwards	100	351
Property and equipment	42	7
Valuation allowance	(100)	(347)

Net non-current deferred tax assets	42	11

Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(1,217)	(3,313)
Property and equipment	(3)	(100)

Non-current deferred tax liabilities, net	(1,220)	(3,413)

Reconciliation Between the Statutory PRC Enterprise Income Tax Rate and the Effective Tax Rate

A reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
	%	%	%

Statutory tax rate in PRC	25.00	25.00	25.00
Changes in valuation allowances	(0.20)	(0.22)	1.06
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(8.57)	(8.34)	(10.68)
Effect of tax holidays enjoyed by PRC subsidiaries	(7.38)	(8.63)	(10.77)

Effective tax rate	8.85	7.81	4.61

Income Tax Expense and Net Income Per Share Amounts If Company's Subsidiaries in PRC were neither in Tax Holiday Period nor had they been Specifically Allowed Special Tax Concessions

During the years ended December 31, 2009, 2010 and 2011, if the Company’s subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and net income per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expense	1,735	2,780	2,510
Decrease in net income per ordinary share-basic	(0.04)	(0.07)	(0.06)
Decrease in net income per ordinary share-diluted	(0.04)	(0.07)	(0.06)